Pension (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Pension (Textual) [Abstract]
Reduced pension liabilities	$ 13.9
Reduced pension liabilities, net of income tax	$ 8.6